Acquisitions and disposals (Details 3) - ARS ($) $ in Millions	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Investment properties	$ 155,602		$ (9,743)
Property, plant and equipment	(7,776)		(62,036)
Intangible assets	3,232		(13,759)
Investments in associates and joint ventures	2,517		(812)
Inventories	2,170		13,110
Cash and cash equivalents	(4,393)		(12,350)
Borrowings	87,016		(46,804)
Trade and other payables	(2,218)		(50,898)
Employee benefits	(107)		(2,790)
Non-controlling interest	$ (50,745)		$ (16,296)
Gav-Yam [Member]
Statement Line Items [Line Items]
Investment properties		$ 155,846
Property, plant and equipment		1,061
Intangible assets		3,281
Right-of-use assets		42
Investments in associates and joint ventures		4,396
Restricted assets		378
Trade and other receivables		1,157
Investments in financial assets		13,544
Trading properties		155
Income tax credit		190
Cash and cash equivalents		10,623
TOTAL ASSETS		190,673
Borrowings		(95,443)
Lease liabilities		42
Deferred income tax liabilities		(21,151)
Trade and other payables		(2,398)
Employee benefits		(21)
Salaries and social security liabilities		63
Income tax and MPIT liabilities		125
TOTAL LIABILITIES		119,243
Non-controlling interest		(43,301)
Net assets written off including business key		$ 28,128
Shufersal [Member]
Statement Line Items [Line Items]
Investment properties				$ 10,332
Property, plant and equipment				64,484
Intangible assets				16,203
Investments in associates and joint ventures				892
Restricted assets				203
Trade and other receivables				32,516
Investments in financial assets				280
Derivative financial instruments				51
Inventories				13,955
Cash and cash equivalents				12,404
TOTAL ASSETS				151,320
Borrowings				(47,383)
Lease liabilities				6,244
Deferred income tax liabilities				(53,306)
Trade and other payables				(1,025)
Employee benefits				(2,812)
Salaries and social security liabilities				5,322
Income tax and MPIT liabilities				17
TOTAL LIABILITIES				116,109
Non-controlling interest				(16,309)
Net assets written off including business key				$ 18,902